Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

14. Stock-Based Compensation

The Company issues common stock and stock options as incentive compensation to directors and as compensation for the services of employees, contractors and consultants of the Company.

The fair value of a stock option award is calculated on the grant date using the Black-Scholes option-pricing model. The risk-free interest rate is based on the U.S. Treasury yield curve in effect as of the grant date. The expected dividend yield assumption is based on the Company’s expectation of dividend payouts and is assumed to be zero. The expected volatility is based on the historical volatility of the Company’s common stock, calculated utilizing a look-back period approximately equal to the contractual life of the stock option being granted. The expected life of the stock option is calculated as the mid-point between the vesting period and the contractual term (the “simplified method”). The fair market value of the common stock is determined by reference to the quoted market price of the common stock on the grant date.

For stock options requiring an assessment of value during the year ended December 31, 2021, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	0.89%
Expected dividend yield	0%
Expected volatility	309.92 % to 366.13%
Expected life	3 to 5 years

For stock options requiring an assessment of value during the year ended December 31, 2020, the fair value of each stock option award was estimated using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	0.12%
Expected dividend yield	0%
Expected volatility	2933%
Expected life	1.5 years

On January 27, 2021, the Company, the Company entered into an Advisory Agreement for consultation and advice with respect to procuring restaurants/chefs for the Restaurant.com business platform and other services and product deals. In connection with the agreement, the Company granted fully-vested stock options to purchase 100,000 shares of the Company’s common stock, exercisable for a period of three years from the date of grant at $3.50 per share. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $287,883 ($2.88 per share), which was charged to operations on that date.

On March 15, 2021, the Company entered into an Advisory Agreement for service on the Company’s Advisor Board for a term of approximately two years. In connection with the agreement, the Company granted stock options to purchase 50,000 shares of the Company’s common stock, vesting 25,000 shares on the grant date and 25,000 shares on June 15, 2021, exercisable for a period of five years from the date of grant at $2.50 per share. The fair value of these stock options, as calculated pursuant to the Black-Scholes option-pricing model, was determined to be $149,994 ($3.00 per share), of which $74,997 was attributable to the stock options fully-vested on March 21, 2021 and was therefore charged to operations on that date. The remaining unvested portion of the fair value of the stock options was charged to operations ratably from March 16, 2021 through June 15, 2021. During the year ended December 31, 2021, the Company recorded a charge to operations of $149,994, with respect to these stock options.

A summary of stock option activity for the years ended December 31, 2021 and 2020 is presented below:

		Weighted
	Number	Average
	of	Exercise
	Options	Price

Stock options outstanding at December 31, 2019	5,116	363.17
Granted	32,000	1.05
Exercised	-	-
Expired or forfeited	-	-
Stock options outstanding at December 31, 2020	37,116	50.93
Granted	150,000	2.83
Exercised	-	-
Expired or forfeited	-	-
Stock options outstanding at December 30, 2021	187,116	$12.38
Stock options exercisable at December 31, 2021	187,116	$12.38

The weighted average remaining contractual life of common stock options outstanding and exercisable at December 31, 2021 was 2.66 years.

The exercise prices of common stock options outstanding and exercisable at December 31, 2021 are as follows:

Exercise Prices	Options Outstanding (Shares)	Options Exercisable (Shares)

$1.05	32,000	32,000
$2.50	50,000	50,000
$3.00	100,000	100,000
$363.17	5,116	5,116
	187,116	187,116

Based on a fair market value of $0.60 per share on December 31, 2021, there was no intrinsic value attributed to exercisable but unexercised common stock warrants at December 31, 2021.

The Company expects to satisfy such stock obligations through the issuance of authorized but unissued shares of common stock.